Lease Arrangements - Other Lease Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Expenses relating to short-term leases and low-value asset leases	$ 1,263	$ 1,112	$ 795
Total cash outflow for leases	$ (14,025)	$ (12,603)	$ (10,403)